Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Research and development costs	$ 12,832	$ 8,687	$ 38,486	$ 37,168
Amortization of intangible assets			5,700	4,700
Intellectual Property | Software Licenses
Finite-Lived Intangible Assets [Line Items]
Research and development costs			5,300	10,800
Research and Development Expense
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets			4,800	$ 4,700
Cost of Sales
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets			$ 900